Segment reporting (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Segment Reporting

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding Companies		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019 restated	2020	2019 restated	2020	2019 restated	2020	2019 restated
Volume	52	54	52	65	63	67	34	40	39	50	—	—	240	276
Revenue	7 536	7 701	4 246	5 735	3 613	4 769	3 007	3 784	2 609	3 514	287	319	21 298	25 823
Normalized EBITDA	2 986	3 045	2 021	3 036	1 146	1 976	713	1 372	783	1 352	(287)	(335)	7 363	10 446
Normalized EBITDA margin %	39.6%	39.5%	47.6%	52.9%	31.7%	41.4%	23.7%	36.2%	30.0%	38.5%	—	—	34.6%	40.5%
Depreciation, amortization and impairment	(407)	(389)	(486)	(441)	(410)	(462)	(470)	(485)	(311)	(335)	(175)	(155)	(2 261)	(2 265)
Normalized profit from operations (EBIT)	2 579	2 656	1 535	2 595	736	1 514	243	887	472	1 017	(462)	(490)	5 102	8 180
Exceptional items (see Note 7)	(83)	(1)	(51)	(26)	(17)	(13)	(2 587)	(17)	(10)	(4)	(47)	(43)	(2 796)	(103)
Profit from operations (EBIT)	2 496	2 655	1 484	2 569	719	1 501	(2 344)	870	462	1 013	(509)	(533)	2 306	8 077
Net finance income/(cost)													(5 592)	(169)
Share of results of associates and joint ventures													33	62
Income tax expense													(492)	(1 565)
Profit from continuing operations													(3 744)	6 406
Discontinued operations													2 055	236
Profit/(loss)													(1 688)	6 642
Segment assets (non-current)	63 322	63 725	67 989	76 168	10 807	13 452	32 477	39 447	12 751	13 450	1 886	1 592	189 233	207 834
Gross capex	(225)	(182)	(350)	(471)	(387)	(288)	(301)	(425)	(191)	(236)	(126)	(107)	(1 580)	(1 709)